IMPAIRMENT OF LONG-LIVED ASSETS	6 Months Ended
Jun. 30, 2025
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

6.IMPAIRMENT OF LONG-LIVED ASSETS

As of June 30, 2025, the Group identified specific impairment indicators associated with individual assets, which include:

►	Impairment of leased-out batteries of VND311,108 million (USD12.4 million) under the Car and E-scooter segments was recorded in the six months ended June 30, 2025 (in the six months ended June 30, 2024: VND59,959 million) due to competitive lease subscription fee provided to customers. The Group impaired identified assets based on its fair value;
►	Impairment of battery production line facilities under the Car segment was recognized in the six months ended June 30, 2025 was nil (in the six months ended June 30, 2024: VND1,269,836 million) due to idle operations. The Group impaired identified assets based on its fair value.
►	Impairment of showroom assets under the Car segments was recognized in the six months ended June 30, 2025 of VND 773,272 million (USD30.9 million) due to the change in plan of these showrooms (in the six months ended June 30, 2024: VND116,517 million). The Group impaired identified assets based on its disposal cashflows;